Derivatives - Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Gains (losses) reclassified in Accumulated other comprehensive income on cash flow hedge derivatives	$ (4)	$ 10
(Gains) losses reclassified from Accumulated other comprehensive income into income	5	(10)
Income tax benefit (expense) on cash flow hedges	0	0
Net change in fair value of the effective portion of designated cash flow hedges, net of tax	1	0
Research and development
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from Accumulated other comprehensive income into income	3	(5)
Selling, general and administrative expenses
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from Accumulated other comprehensive income into income	$ 2	$ (5)